                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 9/30/08

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  NORTHAVEN MANAGEMENT, INC.

Address: 375 PARK AVE
         SUITE 2709
         NEW YORK, NY 10152

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ADENA PLESMID
Title: CONTROLLER
Phone: 212 798 0305


Signature, Place, and Date of Signing:

/s/ Adena Plesmid                  NEW YORK, NY    10/28/08
-------------------------------    -------------   -------------
[Signature]                        [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             NONE
Form 13F Information Table Entry Total:          31
Form 13F Information Table Value Total:      94,396
                                         (thousands)

List of Other Included Managers:               NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

                          9/30/2008

USD

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
             ITEM 1              ITEM 2     ITEM 3      ITEM 4      ITEM 5             ITEM 6         ITEM 7          ITEM 8
------------------------------  --------  ---------  -----------  ---------     -------------------  --------  ---------------------
                                                                                   INVEST. DISC.                  VOTING AUTHORITY
                                                                  SHARES OF     -------------------            ---------------------
                                TITLE OF             FAIR MARKET  PRINCIPAL     SOLE  SHARED  OTHER            SOLE    SHARED  NONE
        NAME OF ISSUER           CLASS    CUSIP #       VALUE       AMOUNT        A      B      C    MANAGERS    A        B      C
------------------------------  --------  ---------  -----------  ---------     ----  ------  -----  --------  ------  ------  ----
ACNB CORP                        OTC EQ   000868109   2,628,908    181,304   N    X                    NORT    181304     0      0
ARGO GROUP INTERNATIONAL         OTC EQ   G0464B107   3,132,250     85,000   N    X                    NORT     85000     0      0
ALLSTATE CORP                    COMMON   020002101   4,773,420    103,500   N    X                    NORT    103500     0      0
CAPITALSOURCE INC                COMMON   14055X102   3,690,000    300,000   N    X                    NORT    300000     0      0
COMERICA INC                     COMMON   200340107   2,951,100     90,000   N    X                    NORT     90000     0      0
COMMUNITY BANKERS TRUST CORP     COMMON   203612106   3,465,524    866,381   N    X                    NORT    866381     0      0
CONNECTICUT BANK & TRUST C       OTC EQ   207546102   1,899,436    352,400   N    X                    NORT    352400     0      0
WTS DIME BANCORP INC NEW         OTC EQ   25429Q110      37,240    413,775   N    X                    NORT    413775     0      0
MERIDIAN INTERSTATE BANCOR       OTC EQ   58964Q104   3,924,724    384,400   N    X                    NORT    384400     0      0
EASTERN INSURANCE HOLDINGS       OTC EQ   276534104   6,957,844    515,205   N    X                    NORT    515205     0      0
EASTERN VIRGINIA BANKSHARE       OTC EQ   277196101   2,085,602    163,705   N    X                    NORT    163705     0      0
EAST WEST BANCORP INC            OTC EQ   27579R104   1,849,500    135,000   N    X                    NORT    135000     0      0
FIRST HORIZON NATIONAL CORP      COMMON   320517105   5,241,600    560,000   N    X                    NORT    560000     0      0
FISERV INC                       OTC EQ   337738108   6,230,057    131,658   N    X                    NORT    131658     0      0
GALLAGHER(ARTHUR J.)& CO         COMMON   363576109   3,849,000    150,000   N    X                    NORT    150000     0      0
HAMPSHIRE FIRST BANK (NH)        OTC EQ   408853109   2,215,688    292,500   N    X                    NORT    292500     0      0
HERITAGE COMMERCE CORP           COMMON   426927109     628,327     41,283   N    X                    NORT     41283     0      0
HUNTINGTON BANCSHARES INC        COMMON   446150104   1,558,050    195,000   N    X                    NORT    195000     0      0
LENDER PROCESSING SERVICES INC   COMMON   52602E102   4,120,200    135,000   N    X                    NORT    135000     0      0
METROCORP BANCSHARES INC         COMMON   591650106     118,322      9,372   N    X                    NORT      9372     0      0
NARA BANCORP INC                 COMMON   63080P105   1,537,760    137,300   N    X                    NORT    137300     0      0
NEW ENGLAND BANCSHARES INC       OTC EQ   643863202   2,180,500    249,200   N    X                    NORT    249200     0      0
PACWEST BANCORP                  COMMON   695263103   3,842,496    134,400   N    X                    NORT    134400     0      0
PARTNERRE LTD                    COMMON   G6852T105   4,085,400     60,000   N    X                    NORT     60000     0      0
PMA CAPITAL CORP                 OTC EQ   693419202   4,801,608    544,400   N    X                    NORT    544400     0      0
RAM HLDGS LTD                    OTC EQ   G7368R104     438,789    261,184   N    X                    NORT    261184     0      0
SEACOAST BANKING CORPORATI       OTC EQ   811707306   1,180,300    110,000   N    X                    NORT    110000     0      0
SOUTH FINL GROUP INC             COMMON   837841105     549,750     75,000   N    X                    NORT     75000     0      0
STATE BANCORP INC NY             OTC EQ   855716106   3,996,225    268,203   N    X                    NORT    268203     0      0
WESTERN ALLICANCE BANCORP        COMMON   957638109   6,862,694    443,900   N    X                    NORT    443900     0      0
ZIONS BANCORP                    COMMON   989701107   3,563,806     92,088   N    X                    NORT     92088     0      0
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